Financial Risk Management, Objectives and Policies (Details)	12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)
Financial Risk Management, Objectives and Policies (Details) [Line Items]
Number of customer	4	4
Trade receivables (in Nuevos Soles)	S/ 3,000,000	S/ 3,000,000
Top of range [member]
Financial Risk Management, Objectives and Policies (Details) [Line Items]
Trade receivables (in Nuevos Soles)	700,000	700,000
Bottom of range [member]
Financial Risk Management, Objectives and Policies (Details) [Line Items]
Trade receivables (in Nuevos Soles)	S/ 3,000,000	S/ 3,000,000
Trade receivables [Member]
Financial Risk Management, Objectives and Policies (Details) [Line Items]
Number of customer	25	27
Trade receivables [Member] | Customers Four [Member]
Financial Risk Management, Objectives and Policies (Details) [Line Items]
Percentage of entity's	29.00%	23.00%
Trade receivables [Member] | Customers One [Member]
Financial Risk Management, Objectives and Policies (Details) [Line Items]
Percentage of entity's	48.00%	55.00%